Deferred income tax - Gross movement on deferred income tax account is as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross movement on deferred income tax accounts
Deferred tax liability (asset) at beginning of period	¥ 10,283	¥ 9,274
Acquisition of a subsidiary (Note 30)	(9,377)	(283)
Disposal of subsidiaries (Note 31)	(184)	(1,273)
Credited to consolidated statement of comprehensive income	6,357	2,565
Translation adjustment	(8)
Deferred tax liability (asset) at end of period	7,071	10,283
Deferred income tax assets
Balance at the beginning	12,254	11,922
Acquisition of a subsidiary (Note 30)	1,549
Disposal of a subsidiary (Note 31)	(184)	(1,273)
Credited to consolidated statement of comprehensive income	6,281	1,605
Balance at the end	19,900	12,254
Deferred income tax liabilities
Balance at the beginning	1,971	2,648
Acquisition of a subsidiary (Note 30)	10,926	283
(Credited)/Charge to consolidated statement of comprehensive income	(76)	(960)
Translation adjustment	8
Balance at the end	12,829	1,971
Tax losses
Deferred income tax assets
Balance at the beginning	12,254	11,922
Acquisition of a subsidiary (Note 30)	1,445
Disposal of a subsidiary (Note 31)	(182)	(1,273)
Credited to consolidated statement of comprehensive income	3,961	1,605
Balance at the end	17,478	12,254
Others
Deferred income tax assets
Acquisition of a subsidiary (Note 30)	104
Disposal of a subsidiary (Note 31)	(2)
Credited to consolidated statement of comprehensive income	2,320
Balance at the end	2,422
Deferred income tax liabilities
Acquisition of a subsidiary (Note 30)	58
(Credited)/Charge to consolidated statement of comprehensive income	515
Translation adjustment	8
Balance at the end	581
Medical licenses and tradenames
Deferred income tax liabilities
Balance at the beginning	1,971	2,648
Acquisition of a subsidiary (Note 30)	10,868	283
(Credited)/Charge to consolidated statement of comprehensive income	(591)	(960)
Balance at the end	¥ 12,248	¥ 1,971